Equity Plans	12 Months Ended
Sep. 01, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Plans
Equity Plans

As of September 1, 2016, 90 million shares were available for future awards under our equity plans.

Stock Options

Our stock options are generally exercisable in increments of either one-fourth or one-third per year beginning one year from the date of grant. Stock options issued after February 2014 expire eight years from the date of grant. Options issued prior to February 2014 expire six years from the date of grant.

Option activity for 2016 is summarized as follows:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding as of September 3, 2015	44	$15.33
Granted	8	15.56
Exercised	(7)	6.96
Canceled or expired	(3)	20.59
Outstanding as of September 1, 2016	42	16.37	3.8	$193

Exercisable as of September 1, 2016	22	$12.67	2.4	$153
Expected to vest after September 1, 2016	19	20.53	5.4	39

The total intrinsic value was $52 million, $229 million, and $421 million for options exercised during 2016, 2015, and 2014, respectively.

Stock options granted and assumptions used in the Black-Scholes option valuation model were as follows:

For the year ended	2016	2015	2014
Stock options granted	8	8	12
Weighted-average grant-date fair value per share	$6.94	$14.79	$9.64
Average expected life in years	5.5	5.6	4.9
Weighted-average expected volatility	47%	45%	48%
Weighted-average risk-free interest rate	1.7%	1.7%	1.6%

Stock price volatility was based on an average of historical volatility and the implied volatility derived from traded options on our stock. The expected lives of options granted were based, in part, on historical experience and on the terms and conditions of the options. The risk-free interest rates utilized were based on the U.S. Treasury yield in effect at each grant date. No dividends were assumed in estimated option values.

Restricted Stock and Restricted Stock Units ("Restricted Stock Awards")

As of September 1, 2016, there were 18 million shares of Restricted Stock Awards outstanding, of which 2 million were performance-based or market-based Restricted Stock Awards.  For service-based Restricted Stock Awards, restrictions generally lapse in one-fourth increments during each year of employment after the grant date.  Vesting for performance-based awards is contingent upon meeting a specified return on assets ("ROA"), as defined, over a three-year performance period and vesting for market-based Restricted Stock Awards is contingent upon achieving total shareholder return ("TSR") relative to the companies included in the S&P 500 over a three-year performance period. At the end of the performance period, the number of actual shares to be awarded varies between 0% and 200% of target amounts, depending upon the achievement level of the specified ROA or TSR.  Restricted Stock Awards activity for 2016 is summarized as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Outstanding as of September 3, 2015	14	$23.88
Granted	10	15.40
Restrictions lapsed	(5)	19.89
Canceled	(1)	22.18
Outstanding as of September 1, 2016	18	20.24

Expected to vest after September 1, 2016	15	$20.57

For the year ended	2016	2015	2014
Restricted stock award shares granted	10	7	7
Weighted-average grant-date fair value per share	$15.40	$32.60	$21.88
Aggregate vesting-date fair value of shares vested	$71	$155	$115

Stock-based Compensation Expense

For the year ended	2016	2015	2014
Stock-based compensation expense by caption
Cost of goods sold	$76	$65	$39
Selling, general, and administrative	66	60	50
Research and development	49	42	25
Other	—	1	1
	$191	$168	$115

Stock-based compensation expense by type of award
Stock options	$79	$81	$61
Restricted stock awards	112	87	54
	$191	$168	$115

Stock-based compensation expense of $18 million and $9 million was capitalized and remained in inventory as of September 1, 2016 and September 3, 2015, respectively. As of September 1, 2016, $345 million of total unrecognized compensation costs for unvested awards, net of estimated forfeitures, was expected to be recognized through the fourth quarter of 2020, resulting in a weighted-average period of 1.2 years. Stock-based compensation expense in the above presentation does not reflect any significant income tax benefits, which is consistent with our treatment of income or loss from our U.S. operations.